Investment Strategy	Jun. 26, 2025
UBS U.S. Allocation Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The section captioned "Fund Summary—Principal strategies—Principal investments" in the Prospectus is revised by replacing the second sentence of the first paragraph in its entirety with the following:

The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities—20-90%; (2) US investment grade fixed income—0-70%; (3) high yield fixed income—0-15%; (4) cash equivalents—0-50%; and (5) non-US fixed income and equity securities—0-20%.

The same section is further revised by replacing the first sentence of the second paragraph in its entirety with the following:

Investments in fixed income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; foreign government bonds (including bonds issued by supranational and quasi-governmental entities); debt securities of US and non-US corporations; and mortgage-backed securities and asset-backed securities.

The same section is further revised by inserting the following after the third paragraph:

The fund may also invest up to 20% of its net assets in non-US securities, including exchange-traded funds ("ETFs"), which may trade either within or outside the US. Non-US securities that trade within the US may include American Depositary Receipts and stocks of non-US issuers listed on US exchanges.